Debt - Debt Redemptions, Repurchases and Repayments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Feb. 21, 2020
Debt Instrument [Line Items]
Principal Redeemed/ Repurchased/ Repaid	$ 7,477
Verizon 5.900% notes due 2054
Debt Instrument [Line Items]
Stated interest rate on debt instrument	5.90%
Principal Redeemed/ Repurchased/ Repaid	$ 500
Debt redemption, percentage of principal amount redeemed	100.00%
Verizon 1.375% notes due 2019
Debt Instrument [Line Items]
Stated interest rate on debt instrument	1.375%
Principal Redeemed/ Repurchased/ Repaid	$ 206
Debt redemption, percentage of principal amount redeemed	100.00%
Verizon 1.750% notes due 2021
Debt Instrument [Line Items]
Stated interest rate on debt instrument	1.75%
Principal Redeemed/ Repurchased/ Repaid	$ 621
Debt redemption, percentage of principal amount redeemed	100.00%
Verizon 3.000% notes due 2021
Debt Instrument [Line Items]
Stated interest rate on debt instrument	3.00%
Principal Redeemed/ Repurchased/ Repaid	$ 930
Debt redemption, percentage of principal amount redeemed	101.061%
Verizon 3.500% notes due 2021
Debt Instrument [Line Items]
Stated interest rate on debt instrument	3.50%
Verizon 2.625% notes due 2020
Debt Instrument [Line Items]
Stated interest rate on debt instrument	2.625%
Principal Redeemed/ Repurchased/ Repaid	$ 831
Debt redemption, percentage of principal amount redeemed	100.037%
Verizon floating rate (LIBOR 0.770%) notes due 2019
Debt Instrument [Line Items]
Principal Redeemed/ Repurchased/ Repaid	$ 229
Debt redemption, percentage of principal amount redeemed	100.00%
Verizon floating rate (LIBOR 0.770%) notes due 2019 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, percentage points added to the reference rate	0.77%
Verizon 4.200% notes due 2046
Debt Instrument [Line Items]
Stated interest rate on debt instrument	4.20%
Principal Redeemed/ Repurchased/ Repaid	$ 2,059
Debt redemption, percentage of principal amount redeemed	100.00%
Verizon floating rate (LIBOR 0.370%) notes due 2019
Debt Instrument [Line Items]
Principal Redeemed/ Repurchased/ Repaid	$ 306
Debt redemption, percentage of principal amount redeemed	100.00%
Verizon floating rate (LIBOR 0.370%) notes due 2019 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, percentage points added to the reference rate	0.37%
Verizon 2.600% - 4.300% Internotes due 2022 - 2029
Debt Instrument [Line Items]
Principal Redeemed/ Repurchased/ Repaid	$ 201
Debt redemption, percentage of principal amount redeemed	100.00%
Open market repurchases of various Verizon notes
Debt Instrument [Line Items]
Principal Redeemed/ Repurchased/ Repaid	$ 543
Minimum | Verizon 2.600% - 4.300% Internotes due 2022 - 2029
Debt Instrument [Line Items]
Stated interest rate on debt instrument	2.60%
Maximum | Verizon 2.600% - 4.300% Internotes due 2022 - 2029
Debt Instrument [Line Items]
Stated interest rate on debt instrument	4.30%
Payment Tranche One | Verizon 3.500% notes due 2021
Debt Instrument [Line Items]
Principal Redeemed/ Repurchased/ Repaid	$ 315
Debt redemption, percentage of principal amount redeemed	102.18%
Payment Tranche Two | Verizon 3.500% notes due 2021
Debt Instrument [Line Items]
Principal Redeemed/ Repurchased/ Repaid	$ 736
Debt redemption, percentage of principal amount redeemed	102.238%
Subsequent event | 4.95% Notes Due 2047
Debt Instrument [Line Items]
Stated interest rate on debt instrument		4.95%
Principal Redeemed/ Repurchased/ Repaid		$ 1,500